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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2
                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form
                             Please print or type
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1.   Name and address of issuer.

          JOHN HANCOCK VARIABLE ANNUITY ACCOUNT I
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2.   Name of each series or class of funds for which this notice is filed:
     Select Stock, Bond, International, Money Market, Special Opportunities, Real Estate Equity, Stock, Managed, Short-Term U.S. Government Sub Accounts.
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3.   Investment Company Act File Number:        811-8696

     Securities Act File Number:        33-82648
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4.   Last day of fiscal year for which this notice is filed:

          DECEMBER 31, 1995
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5.   Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purpose of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                          [_]
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6.   Data of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction A.6):


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7.   Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year.

          NONE
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8.   Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

          NONE
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9.   Number and aggregate sale price of securities sold during the fiscal year:
     $121,602,898

     The securities sold constitute units of interest in the Separate Account. For purposes of this notice, the aggregate sale price is computed by multiplying the number of units sold by the unit value at the time of sale.
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

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10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

          $ 121,602,898
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11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction 6.7):


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12.  Calculation of registration fee:

          (i)   Aggregate sale price of securities sold
                during the fiscal year in reliance on
                rule 24f-2 (from Item 10):                   $      121,602,898
                                                            --------------------

          (ii)  Aggregate price of shares issued in
                connection with dividend reinvestment
                plans (from Item 11, if applicable):                           0
                                                            --------------------

          (iii) Aggregate price of shares redeemed or
                repurchased during the fiscal year (if
                applicable):                                 $        3,620,672
                                                            --------------------

          (iv)  Aggregate price of shares redeemed or
                repurchased and previously applied as a
                reduction to filing fees pursuant to rule
                24f-2 (if applicable):                                         0
                                                            --------------------

          (v)   Net Aggregate price of securities sold
                and issued during the fiscal year in
                reliance on rule 24f-2 [line (i), plus
                line (ii), less line (iii), plus line
                (iv)] (if applicable):                       $      117,982,228
                                                            --------------------

          (vi)  Multiplier prescribed by Section 6(b) of
                the Securities Act of 1933 or other
                applicable law or regulation (see
                Instruction C.6):                                 1/2900
                                                            --------------------

          (vii) Fee due [line (i) or line (v) multiplied
                by line (vi)]:                               $        40,683.53
                                                            ====================

Instruction: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See instruction C.3.

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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                            [X]
     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

          February 23, 1996

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                                  SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the date indicated.

                                             /S/RAYMOND F. SKIBA
                                             ---------------------------

By (Signature and Title)                     Raymond F. Skiba
                                             -----------------------------------
                                             Director
Date      February 23, 1996
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

                               February 23, 1996


John Hancock Variable Annuity Account I
John Hancock Place
Boston, Massachusetts 02117


Dear Sirs:

     I refer to the 24f-2 Notice dated February 23, 1996 with respect to the Registration Statement on Form N-4 relating to units of interest of John Hancock Variable Annuity Account I ("the Account"). The Registration Statement registered an indefinite number of securities of the Account pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Rule 24F-2 Notice makes definite the amount of securities of the Account which were so registered under the Registration Statement.

     I have examined and relied upon copies of the Registration Statement and the Rule 24f-2 Notice and have examined and relied upon originals, or copies certified to my satisfaction, of such corporate records, documents, certificates and other instruments as in my judgment are necessary or appropriate to enable me to render the opinion set forth below.

     Based on the foregoing, I am of the opinion that the units of interest of John Hancock Variable Annuity Account I, the registration of which the Rule 24f-2 Notice makes definite in amount, were duly authorized and legally issued, and are fully-paid and non-assessable.

     I hereby consent to the use of this opinion in connection with the filing of the Rule 24f-2 Notice on Form 24F-2.

                                             Very truly yours,

                                             /s/Francis C. Cleary, Jr.
                                             -------------------------
                                             Francis C. Cleary, Jr.
                                             Vice President and Counsel